FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 480,141	£ 474,470
Debt securities:
Debt securities	5,137	5,325
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	178,269	177,569
Debt securities:
Debt securities	4,315	5,241
Trading assets | The Group | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	0	0
Debt securities:
Government securities	0	290
Corporate and other debt securities	0	0
Debt securities	0	290
Equity shares	0	0
Total	0	290
Trading assets | The Bank | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	0	0
Debt securities:
Government securities	0	290
Corporate and other debt securities	0	0
Debt securities	0	290
Equity shares	0	0
Total	0	290
Other financial assets mandatorily at fair value through profit or loss | The Group | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	1,511	1,782
Debt securities:
Government securities	0	0
Corporate and other debt securities	0	47
Debt securities	0	47
Equity shares	163	165
Total	1,674	1,994
Other financial assets mandatorily at fair value through profit or loss | The Bank | Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	517	362
Debt securities:
Government securities	0	0
Corporate and other debt securities	1,203	47
Debt securities	1,203	47
Equity shares	4	4
Total	£ 1,724	£ 413